Loans - Evolution of the Loans (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about loans [abstract]
Balance at beginning of the year		$ 8,942	$ 8,190	$ 7,088
Proceeds from loans	[1]	4,481	2,967	2,667
Payments of loans	[1]	(2,871)	(2,102)	(1,396)
Payments of interest	[1]	(670)	(707)	(623)
Account overdrafts, net	[1]	4	(48)	(3)
Accrued interest	[2]	691	680	702
Net exchange and translation differences		(14)	(30)	(239)
Result from net monetary position	[3]	(5)	(1)	(6)
Increases from business combinations		23
Reclassifications			(7)
Balance at the end of the year		$ 10,581	$ 8,942	$ 8,190

[1]	The main investing and financing transactions that have not affected cash and cash equivalents correspond to:
[2]	Includes capitalized financial costs.
[3]	Includes the adjustment for inflation of opening balances of loans of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year which was charged to net profit or loss in the statement of comprehensive income.